SUPPLEMENTAL CASH FLOW INFORMATION (Tables)	12 Months Ended
Dec. 31, 2023
SUPPLEMENTAL CASH FLOW INFORMATION
Schedule of net change in non-cash operating working capital

($ thousands)	December 31, 2023	December 31, 2022	December 31, 2021
Accounts receivable	$5,121	$(45,837)	$(144,413)
Other assets	3,674	(2,442)	(7,583)
Accounts payable – operating	(16,849)	8,773	57,353
Non-cash operating activities	$(8,054)	$(39,506)	$(94,643)

Schedule of supplementary cash flow information

b)	Changes in Non-Cash Investing Working Capital

($ thousands)	December 31, 2023	December 31, 2022	December 31, 2021
Accounts payable – investing(1)	$954	$3,420	$32,793
Other current assets – investing(1)	(9,738)	—	—
Non-cash investing activities	$(8,784)	$3,420	$32,793
(1)	Relates to changes in Accounts payable and Other current assets for capital and office expenditures that are included in Capital and office expenditures on the Consolidated Statements of Cash Flows.

($ thousands)	December 31, 2023	December 31, 2022	December 31, 2021
Settlement on divestment(1)	$—	$(13,053)	$—
(1)	Relates to funding abandonment and reclamation obligation requirements on previously disposed assets. Refer to Note 8.

($ thousands)	December 31, 2023	December 31, 2022	December 31, 2021
Loan receivable	$20,992	$(31,172)	$—
Accounts receivable	3,128	(3,128)	—
Other current assets	8,243	(20,654)	—
Non-cash working capital – Canadian divestments(1)	$32,363	$(54,954)	$—
(1)	Refer to Note 4.

c)	Cash Income taxes and Interest payments

($ thousands)	December 31, 2023	December 31, 2022	December 31, 2021
Income taxes paid	$30,289	$26,061	$5,500
Interest paid	$16,554	$24,399	$25,808